Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [Abstract]
Property, plant and equipment
in CHF thousands	Furniture	Computers /IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at December 31, 2017	85	569	4,161	272	5,087
Acquisitions	41	456	1,357	78	1,932
Disposals	—	—	(151)	—	(151)
Balance at December 31, 2018	126	1,025	5,367	350	6,868

Accumulated depreciation:
Balance at December 31, 2017	(59)	(259)	(2,311)	(105)	(2,734)
Depreciation expense	(18)	(196)	(697)	(50)	(961)
Disposals	—	—	151	—	151
Balance at December 31, 2018	(77)	(455)	(2,857)	(155)	(3,544)

Carrying Amount:
December 31, 2017	26	310	1,850	167	2,353
December 31, 2018	49	570	2,510	195	3,324

in CHF thousands	Furniture	Computers /IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at December 31, 2016	81	298	2,792	103	3,274
Acquisitions	4	271	1,369	169	1,813
Balance at December 31, 2017	85	569	4,161	272	5,087

Accumulated depreciation:
Balance at December 31, 2016	(45)	(172)	(1,858)	(79)	(2,154)
Depreciation expense	(14)	(87)	(453)	(26)	(580)
Balance at December 31, 2017	(59)	(259)	(2,311)	(105)	(2,734)

Carrying Amount:
December 31, 2016	36	126	934	24	1,120
December 31, 2017	26	310	1,850	167	2,353